Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
September 30, 2025
SVI-NPRT1-1125
1.9896350.106
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Elevra Lithium Ltd ADR	1	23
MAC Copper Ltd Class A (b)	69,779	852,002

TOTAL AUSTRALIA		852,025
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)	23,749	147,719
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	59,178	484,076
Financials - 0.3%
Banks - 0.2%
Bank of Nt Butterfield & Son Ltd/The (United States)	48,067	2,063,036
Insurance - 0.1%
Aspen Insurance Holdings Ltd (b)	6,913	253,776
Hamilton Insurance Group Ltd Class B (b)	52,539	1,302,968
Kestrel Group Ltd (c)	653	17,833
		1,574,577
TOTAL FINANCIALS		3,637,613

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	33,127	272,635
TOTAL BERMUDA		4,394,324
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A	78,525	785,250
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	114,530	4,628,157
CANADA - 1.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	210,899	676,986
Kolibri Global Energy Inc (United States) (b)	26,542	147,308
Teekay Tankers Ltd Class A	27,642	1,397,303
		2,221,597
Health Care - 0.0%
Biotechnology - 0.0%
Fennec Pharmaceuticals Inc (United States) (b)	19,094	178,720
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	16,889	566,288
Information Technology - 0.2%
Software - 0.2%
Hut 8 Corp (United States) (b)(c)	108,146	3,764,562
Materials - 0.5%
Metals & Mining - 0.5%
Novagold Resources Inc (United States) (b)	23,864	210,003
Ssr Mining Inc (United States) (b)	233,659	5,705,953
		5,915,956
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp (United States)	138,293	5,686,608
TOTAL CANADA		18,333,731
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	137,425	559,320
Software - 0.1%
Mercurity Fintech Holding Inc (b)(c)	34,393	845,380
TOTAL CHINA		1,404,700
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)(c)	4,170	19,432
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	64,155	486,295
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	542,068	899,833
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	28,443	807,781
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	117,727	97,725
TOTAL HONG KONG		905,506
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	39,934	474,017
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	42,638	416,147
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	13,461	848,581
TOTAL IRELAND		1,738,745
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	42,885	396,686
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	56,390	208,643
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	638	11,497
TOTAL HEALTH CARE		220,140

TOTAL ISRAEL		616,826
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	20,612	400,079
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	283,972	763,885
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	51,143	2,866,565
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	9,106	130,853
Costamare Inc	50,922	606,481
Safe Bulkers Inc	63,615	282,451
		1,019,785
TOTAL MONACO		3,886,350
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	45,696	1,380,476
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	29,916	753,883
SFL Corp Ltd (c)	141,302	1,064,004
		1,817,887
TOTAL ENERGY		3,198,363

Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	127,427	277,791
TOTAL NORWAY		3,476,154
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	32,810	1,508,276
PUERTO RICO - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	32,001	265,288
Liberty Latin America Ltd Class C (b)	146,793	1,238,933
		1,504,221
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	84,979	1,873,787
Ofg Bancorp	51,143	2,224,209
		4,097,996
TOTAL PUERTO RICO		5,602,217
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	24,800	1,007,872
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	19,119	692,299
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	105,176	1,902,634
SWITZERLAND - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	154,242	2,100,776
Health Care - 0.5%
Biotechnology - 0.5%
CRISPR Therapeutics AG (b)(c)	95,035	6,159,219
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	39,786	496,131
TOTAL SWITZERLAND		8,756,126
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	18,918	437,573
UNITED KINGDOM - 0.2%
Financials - 0.2%
Capital Markets - 0.0%
Marex Group PLC	19,162	644,226
Insurance - 0.2%
Fidelis Insurance Holdings Ltd	66,890	1,214,054
TOTAL FINANCIALS		1,858,280

Health Care - 0.0%
Pharmaceuticals - 0.0%
Indivior PLC (b)	20,561	495,726
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	31,013	431,080
TOTAL UNITED KINGDOM		2,785,086
UNITED STATES - 95.4%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.2%
Atn International Inc	11,929	178,576
Bandwidth Inc Class A (b)	24,156	402,681
IDT Corp Class B	4,221	220,801
Lumen Technologies Inc (b)	126,859	776,377
Shenandoah Telecommunications Co (c)	58,379	783,446
Uniti Group Inc (b)	163,708	1,001,893
		3,363,774
Entertainment - 0.4%
AMC Entertainment Holdings Inc Class A (b)(c)	497,566	1,442,941
CuriosityStream Inc Class A	2,894	15,338
Eventbrite Inc Class A (b)	86,349	217,599
Gaia Inc Class A (b)	19,798	117,204
Lionsgate Studios Corp	235,286	1,623,474
Marcus Corp/The	26,650	413,342
Playstudios Inc Class A (b)	101,075	97,295
Playtika Holding Corp	53,178	206,862
Reservoir Media Inc (b)	20,021	162,971
Sphere Entertainment Co Class A (b)(c)	31,909	1,982,188
Starz Entertainment Corp	13,171	194,009
Vivid Seats Inc Class A (b)(c)	1,436	23,866
		6,497,089
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	46,579	757,375
Bumble Inc Class A (b)	74,285	452,396
Cars.com Inc (b)	65,802	804,100
Getty Images Holdings Inc Class A (b)(c)	126,082	249,642
Nextdoor Holdings Inc Class A (b)	242,268	506,340
Rumble Inc Class A (b)(c)	93,506	676,983
Shutterstock Inc	28,601	596,331
Teads Holding Co (b)(c)	40,046	66,075
TripAdvisor Inc Class A	69,016	1,122,200
TrueCar Inc (b)	90,734	166,951
Vimeo Inc Class A (b)	98,365	762,329
Ziff Davis Inc (b)	47,905	1,825,181
		7,985,903
Media - 1.5%
Advantage Solutions Inc Class A (b)(c)	106,931	163,604
Altice USA Inc Class A (b)	255,062	614,699
AMC Networks Inc Class A (b)	36,612	301,683
Boston Omaha Corp (b)	22,580	295,346
Cable One Inc	5,931	1,050,085
EchoStar Corp Class A (b)(c)	155,618	11,882,991
Entravision Communications Corp Class A	59,025	137,528
EW Scripps Co/The Class A (b)	71,747	176,498
Gannett Co Inc (b)	15,755	65,068
Gray Media Inc	101,369	585,913
iHeartMedia Inc Class A (b)	135,535	388,985
Integral Ad Science Holding Corp (b)	74,931	762,048
John Wiley & Sons Inc Class A	2,879	116,513
National CineMedia Inc	74,865	337,641
Newsmax Inc Class B	12,703	157,517
PubMatic Inc Class A (b)	47,555	393,755
Scholastic Corp	23,485	643,019
Sinclair Inc Class A	44,417	670,697
TechTarget Inc (c)	29,660	172,325
TEGNA Inc	184,471	3,750,296
WideOpenWest Inc (b)	56,438	291,220
		22,957,431
Wireless Telecommunication Services - 0.3%
Spok Holdings Inc	24,426	421,348
Telephone and Data Systems Inc	114,186	4,480,659
		4,902,007
TOTAL COMMUNICATION SERVICES		45,706,204

Consumer Discretionary - 10.2%
Automobile Components - 1.4%
Adient PLC (b)	96,553	2,324,996
American Axle & Manufacturing Holdings Inc (b)	131,803	792,136
Cooper-Standard Holdings Inc (b)	19,282	712,084
Dana Inc	151,756	3,041,190
Fox Factory Holding Corp (b)	35,993	874,270
Gentherm Inc (b)	34,935	1,189,886
Goodyear Tire & Rubber Co/The (b)	299,985	2,243,888
Holley Inc Class A (b)	67,657	212,443
LCI Industries	25,450	2,370,668
Luminar Technologies Inc Class A (b)(c)	30,763	58,757
Motorcar Parts of America Inc (b)	15,177	251,028
Phinia Inc	44,179	2,539,409
Solid Power Inc (b)(c)	160,005	555,217
Standard Motor Products Inc	24,311	992,375
Strattec Security Corp (b)	4,420	300,825
Visteon Corp	31,538	3,780,145
		22,239,317
Automobiles - 0.1%
Faraday Future Intelligent Electric Inc Class A (b)(c)	105,215	136,780
Winnebago Industries Inc	31,623	1,057,473
		1,194,253
Broadline Retail - 0.1%
Kohl's Corp	125,557	1,929,811
Savers Value Village Inc (b)(c)	3,088	40,916
		1,970,727
Distributors - 0.0%
A-Mark Precious Metals Inc	21,991	568,907
Weyco Group Inc	7,254	218,273
		787,180
Diversified Consumer Services - 0.9%
American Public Education Inc (b)	952	37,575
European Wax Center Inc Class A (b)	2,667	10,640
Graham Holdings Co Class B	3,676	4,327,792
Laureate Education Inc (b)	95,987	3,027,430
Matthews International Corp Class A (c)	34,275	832,197
McGraw Hill Inc	7,503	94,163
Mister Car Wash Inc (b)	11,102	59,174
Perdoceo Education Corp	70,533	2,656,273
Strategic Education Inc	26,877	2,311,691
		13,356,935
Hotels, Restaurants & Leisure - 0.9%
Biglari Holdings Inc Class B (b)	760	245,974
BJ's Restaurants Inc (b)	8,238	251,506
Bloomin' Brands Inc	36,913	264,666
Brightstar Lottery PLC	128,656	2,219,317
Cracker Barrel Old Country Store Inc (c)	18,526	816,256
Denny's Corp (b)(c)	52,843	276,369
Dine Brands Global Inc	15,128	373,964
El Pollo Loco Holdings Inc (b)	29,860	289,642
Empire Resorts Inc (b)(d)	41	0
Global Business Travel Group I Class A (b)	11,263	91,005
Golden Entertainment Inc	22,434	528,994
Jack in the Box Inc	3,648	72,121
Krispy Kreme Inc (c)	78,559	304,023
Marriott Vacations Worldwide Corp	32,033	2,132,117
Nathan's Famous Inc	236	26,135
Papa John's International Inc (c)	34,360	1,654,434
Portillo's Inc Class A (b)(c)	67,880	437,826
Potbelly Corp (b)	2,783	47,422
Pursuit Attractions and Hospitality Inc (b)	22,767	823,710
Rci Hospitality Holdings Inc	3,581	109,256
Red Rock Resorts Inc Class A	24,886	1,519,539
Sabre Corp (b)	303,465	555,341
Serve Robotics Inc (b)	5,791	67,349
Six Flags Entertainment Corp (b)(c)	22,167	503,634
Target Hospitality Corp (b)	36,523	309,715
United Parks & Resorts Inc (b)(c)	1,430	73,931
		13,994,246
Household Durables - 2.5%
Bassett Furniture Industries Inc (c)	9,436	147,579
Beazer Homes USA Inc (b)	32,053	786,901
Century Communities Inc	30,130	1,909,338
Cricut Inc Class A	52,650	331,169
Dream Finders Homes Inc Class A (b)(c)	26,365	683,381
Ethan Allen Interiors Inc	26,760	788,350
Flexsteel Industries Inc	4,283	198,517
Green Brick Partners Inc (b)	23,550	1,739,403
Hamilton Beach Brands Holding Co Class A	8,285	119,055
Helen of Troy Ltd (b)	26,242	661,298
Hovnanian Enterprises Inc Class A (b)	5,465	702,198
KB Home	76,377	4,860,632
La-Z-Boy Inc	47,561	1,632,294
Legacy Housing Corp (b)	9,594	263,931
Leggett & Platt Inc	153,251	1,360,869
LGI Homes Inc (b)	23,910	1,236,386
Lovesac Co/The (b)	5,537	93,741
M/I Homes Inc (b)	29,936	4,323,956
Meritage Homes Corp	81,764	5,922,167
Sonos Inc (b)	10,766	170,103
Taylor Morrison Home Corp (b)	111,279	7,345,527
Traeger Inc (b)	38,134	46,522
Tri Pointe Homes Inc (b)	98,905	3,359,803
		38,683,120
Leisure Products - 0.7%
American Outdoor Brands Inc (b)	14,085	122,258
Clarus Corp	32,499	113,747
Escalade Inc	11,800	148,326
Funko Inc Class A (b)	39,531	135,987
JAKKS Pacific Inc	10,447	195,672
Johnson Outdoors Inc Class A	6,077	245,450
Latham Group Inc (b)	5,494	41,809
Malibu Boats Inc Class A (b)	21,112	685,084
Marine Products Corp	5,405	47,942
MasterCraft Boat Holdings Inc (b)	18,386	394,564
Outdoor Holding Co (b)	98,217	145,361
Peloton Interactive Inc Class A (b)	280,313	2,522,817
Polaris Inc	61,373	3,567,612
Smith & Wesson Brands Inc	51,050	501,822
Sturm Ruger & Co Inc	11,985	520,988
Topgolf Callaway Brands Corp (b)	150,856	1,433,132
		10,822,571
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	25,013	115,060
Academy Sports & Outdoors Inc	76,167	3,809,873
Advance Auto Parts Inc	68,895	4,230,153
America's Car-Mart Inc/TX (b)(c)	8,648	252,608
American Eagle Outfitters Inc	186,765	3,195,549
Arko Corp	76,940	351,616
Asbury Automotive Group Inc (b)	22,518	5,504,525
BARK Inc (b)	30,994	25,749
Barnes & Noble Education Inc (b)	18,111	180,204
Bed Bath & Beyond Inc (b)	63,284	619,550
Buckle Inc/The	2,301	134,977
Caleres Inc	38,113	496,994
Citi Trends Inc (b)	5,400	167,562
Designer Brands Inc Class A	37,825	133,901
EVgo Inc Class A (b)(c)	125,463	593,440
Genesco Inc (b)	10,711	310,512
Group 1 Automotive Inc	8,121	3,553,019
Haverty Furniture Cos Inc	15,846	347,503
J Jill Inc	8,579	147,130
Lands' End Inc (b)(c)	13,428	189,335
MarineMax Inc (b)	20,537	520,202
Monro Inc	34,951	628,069
National Vision Holdings Inc (b)	89,296	2,606,550
ODP Corp/The (b)	31,786	885,240
OneWater Marine Inc Class A (b)(c)	13,075	207,108
Petco Health & Wellness Co Inc Class A (b)	82,414	318,942
RealReal Inc/The (b)	80,831	859,234
Sally Beauty Holdings Inc (b)	116,253	1,892,599
Shoe Carnival Inc	21,225	441,268
Signet Jewelers Ltd	46,025	4,414,718
Sleep Number Corp (b)(c)	21,873	153,548
Sonic Automotive Inc Class A	10,976	835,164
Stitch Fix Inc Class A (b)	113,548	493,934
Tile Shop Holdings Inc (b)	18,359	111,072
Torrid Holdings Inc (b)(c)	38,010	66,517
Upbound Group Inc	39,692	937,922
Urban Outfitters Inc (b)	45,655	3,261,137
Victoria's Secret & Co (b)	56,377	1,530,072
Winmark Corp	3,396	1,690,427
Zumiez Inc (b)	16,394	321,486
		46,534,469
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	133,444	2,658,205
Carter's Inc	41,097	1,159,757
G-III Apparel Group Ltd (b)	44,205	1,176,295
Kontoor Brands Inc	12,033	959,872
Lakeland Industries Inc (c)	10,451	154,675
Movado Group Inc	18,000	341,460
Oxford Industries Inc	16,350	662,829
Rocky Brands Inc	8,097	241,210
Steven Madden Ltd	75,219	2,518,332
Superior Group of Cos Inc	12,921	138,513
		10,011,148
TOTAL CONSUMER DISCRETIONARY		159,593,966

Consumer Staples - 1.7%
Beverages - 0.0%
MGP Ingredients Inc	16,506	399,280
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	37,594	1,496,617
Grocery Outlet Holding Corp (b)	108,834	1,746,786
HF Foods Group Inc (b)	46,470	128,257
Ingles Markets Inc Class A	16,717	1,162,835
United Natural Foods Inc (b)	68,715	2,585,059
Village Super Market Inc Class A	10,490	391,906
Weis Markets Inc	18,980	1,364,093
		8,875,553
Food Products - 0.5%
Alico Inc	5,710	197,909
B&G Foods Inc	91,447	405,110
Beyond Meat Inc (b)(c)	78,248	147,889
Calavo Growers Inc	1,985	51,094
Dole PLC	81,528	1,095,736
Fresh Del Monte Produce Inc	38,417	1,333,838
Hain Celestial Group Inc (b)	104,214	164,658
John B Sanfilippo & Son Inc	3,869	248,699
Limoneira Co	19,224	285,476
Mission Produce Inc (b)	48,832	586,961
Seneca Foods Corp Class A (b)	5,255	567,225
Simply Good Foods Co/The (b)	38,602	958,102
TreeHouse Foods Inc (b)	57,873	1,169,613
Utz Brands Inc Class A	83,471	1,014,173
		8,226,483
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	18,184	593,708
Central Garden & Pet Co Class A (b)	48,903	1,444,106
Energizer Holdings Inc	16,642	414,219
Oil-Dri Corp of America	2,387	145,702
Spectrum Brands Holdings Inc	27,753	1,457,865
		4,055,600
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	18,098	36,014
Edgewell Personal Care Co	52,284	1,064,502
Herbalife Ltd (b)	29,855	251,976
Honest Co Inc/The (b)	51,882	190,926
Medifast Inc (b)(c)	12,310	168,278
Nature's Sunshine Products Inc (b)	14,295	221,858
Nu Skin Enterprises Inc Class A	56,098	683,835
Olaplex Holdings Inc (b)	159,967	209,557
USANA Health Sciences Inc (b)	12,544	345,587
Waldencast plc Class A (b)	50,473	99,937
		3,272,470
Tobacco - 0.1%
Turning Point Brands Inc	2,132	210,769
Universal Corp/VA	28,071	1,568,327
		1,779,096
TOTAL CONSUMER STAPLES		26,608,482

Energy - 5.8%
Energy Equipment & Services - 1.8%
Atlas Energy Solutions Inc (c)	26,410	300,282
Bristow Group Inc (b)	32,432	1,170,147
Core Laboratories Inc	53,893	666,117
DMC Global Inc (b)	14,904	125,939
Expro Group Holdings NV (b)	118,675	1,409,859
Flowco Holdings Inc Class A	10,134	150,490
Forum Energy Technologies Inc (b)	12,469	333,047
Helix Energy Solutions Group Inc (b)	121,209	795,131
Helmerich & Payne Inc	111,440	2,461,710
Innovex International Inc (b)	44,260	820,580
Liberty Energy Inc Class A	181,822	2,243,683
Mammoth Energy Services Inc (b)	29,033	66,486
Nabors Industries Ltd (b)(c)	17,438	712,691
National Energy Services Reunited Corp (b)	62,401	640,234
Natural Gas Services Group Inc	8,274	231,589
Noble Corp PLC (c)	145,535	4,115,730
Oceaneering International Inc (b)	11,926	295,526
Oil States International Inc (b)	65,560	397,294
Patterson-UTI Energy Inc	406,616	2,106,271
ProFrac Holding Corp Class A (b)	13,304	49,225
ProPetro Holding Corp (b)	90,822	475,907
Ranger Energy Services Inc Class A	22,970	322,499
RPC Inc (c)	104,359	496,749
SEACOR Marine Holdings Inc (b)(c)	23,023	149,419
Select Water Solutions Inc Class A (c)	101,374	1,083,688
TETRA Technologies Inc (b)	145,422	836,177
Tidewater Inc (b)	3,040	162,123
Transocean Ltd (b)(c)	975,982	3,045,064
Valaris Ltd (b)(c)	73,203	3,570,110
		29,233,767
Oil, Gas & Consumable Fuels - 4.0%
Berry Corp	88,773	335,562
California Resources Corp	77,715	4,132,884
Calumet Inc (b)(c)	69,601	1,270,218
Centrus Energy Corp Class A (b)(c)	4,055	1,257,334
Clean Energy Fuels Corp (b)	199,246	514,055
CNX Resources Corp (b)	156,883	5,039,082
Comstock Resources Inc (b)(c)	25,716	509,948
Core Natural Resources Inc	39,146	3,267,908
Crescent Energy Co Class A	205,760	1,835,379
DHT Holdings Inc	146,888	1,755,312
Diversified Energy Co PLC (United States) (e)	65,980	924,380
Dorian LPG Ltd	42,490	1,266,202
Empire Petroleum Corp (b)(c)	1,887	8,528
Energy Fuels Inc/Canada (United States) (b)(c)	180,573	2,771,796
Epsilon Energy Ltd	20,469	103,164
Evolution Petroleum Corp	6,329	30,506
Excelerate Energy Inc Class A	26,060	656,451
FutureFuel Corp	29,354	113,894
Gevo Inc (b)(c)	265,898	521,160
Granite Ridge Resources Inc	63,449	343,259
Green Plains Inc (b)	73,425	645,406
HighPeak Energy Inc Class A (c)	20,736	146,604
Infinity Natural Resources Inc Class A	14,232	186,582
International Seaways Inc	46,362	2,136,361
Kinetik Holdings Inc Class A (c)	14,343	613,020
Magnolia Oil & Gas Corp Class A	170,877	4,078,834
Murphy Oil Corp	155,525	4,418,465
NACCO Industries Inc Class A	4,519	190,521
Navigator Holdings Ltd (c)	36,924	571,953
New Fortress Energy Inc Class A (b)(c)	192,766	426,013
NextNRG Inc (b)	16,248	29,733
Nordic American Tankers Ltd	237,132	744,594
Northern Oil & Gas Inc (c)	111,780	2,772,144
OPAL Fuels Inc Class A (b)	3,759	8,269
Par Pacific Holdings Inc (b)	41,448	1,468,088
PBF Energy Inc Class A	96,275	2,904,617
Peabody Energy Corp	140,527	3,726,776
Prairie Operating Co (b)(c)	25,812	51,237
PrimeEnergy Resources Corp (b)(c)	322	53,784
REX American Resources Corp (b)	24,548	751,660
Riley Exploration Permian Inc	12,818	347,496
SandRidge Energy Inc	41,651	469,823
SM Energy Co	131,142	3,274,616
Summit Midstream Corp Class A (b)	10,331	212,199
Talos Energy Inc (b)	136,943	1,313,283
VAALCO Energy Inc	107,351	431,551
Vital Energy Inc (b)(c)	34,141	576,641
Vitesse Energy Inc	34,288	796,510
W&T Offshore Inc	113,240	206,097
World Kinect Corp	55,139	1,430,857
XCF Global Inc Class A	25,738	33,717
		61,674,473
TOTAL ENERGY		90,908,240

Financials - 25.4%
Banks - 17.5%
1st Source Corp	21,228	1,306,796
ACNB Corp	11,732	516,677
Amalgamated Financial Corp	26,928	731,095
Amerant Bancorp Inc Class A	24,915	480,112
Ameris Bancorp	75,620	5,543,702
Ames National Corp	10,634	215,019
Arrow Financial Corp	18,236	516,079
Associated Banc-Corp	190,713	4,903,231
Atlantic Union Bankshares Corp	163,792	5,780,220
Axos Financial Inc (b)	54,115	4,580,835
Banc of California Inc	137,887	2,282,030
BancFirst Corp	1,914	242,025
Bank First Corp	8,643	1,048,482
Bank of Hawaii Corp	10,606	696,178
Bank of Marin Bancorp	17,184	417,228
Bank7 Corp	4,603	212,981
BankFinancial Corp	13,128	157,930
BankUnited Inc	86,802	3,312,364
Bankwell Financial Group Inc	6,718	297,272
Banner Corp	39,135	2,563,343
Bar Harbor Bankshares	17,576	535,365
BayCom Corp	11,907	342,326
BCB Bancorp Inc	19,960	173,253
Beacon Financial Corp	95,767	2,270,636
Blue Foundry Bancorp (b)	20,194	183,563
Blue Ridge Bankshares Inc (b)	74,828	316,522
Bridgewater Bancshares Inc (b)	12,209	214,878
Burke & Herbert Financial Services Corp	15,607	962,796
Business First Bancshares Inc	32,609	769,898
BV Financial Inc (b)	8,829	142,323
Byline Bancorp Inc	35,434	982,585
C&F Financial Corp	3,541	237,955
Cadence Bank	214,177	8,040,205
California BanCorp (b)	21,049	351,097
Camden National Corp	19,469	751,309
Capital Bancorp Inc	10,160	324,104
Capital City Bank Group Inc	15,827	661,410
Capitol Federal Financial Inc	142,595	905,478
Carter Bankshares Inc (b)	20,988	407,377
Cathay General Bancorp	77,453	3,718,519
CB Financial Services Inc	5,148	170,965
Central Pacific Financial Corp	30,560	927,190
CF Bankshares Inc Class A	3,926	94,027
Chain Bridge Bancorp Inc Class A (b)	2,242	73,380
Chemung Financial Corp	4,826	253,462
ChoiceOne Financial Services Inc	16,548	479,230
Citizens & Northern Corp	17,768	351,984
Citizens Community Bancorp Inc/WI	10,741	172,608
Citizens Financial Services Inc	4,890	294,769
City Holding Co	5,885	728,975
Civista Bancshares Inc	22,136	449,582
CNB Financial Corp/PA	31,987	774,085
CoastalSouth Bancshares Inc (b)	4,449	97,032
Colony Bankcorp Inc	19,371	329,501
Columbia Financial Inc (b)	27,944	419,439
Community Financial System Inc	47,237	2,769,978
Community Trust Bancorp Inc	18,329	1,025,508
Community West Bancshares	15,430	321,561
Connectone Bancorp Inc	41,181	1,021,701
Customers Bancorp Inc (b)	31,144	2,035,883
CVB Financial Corp	152,337	2,880,693
Dime Community Bancshares Inc	37,479	1,117,999
Eagle Bancorp Inc	26,330	532,393
Eagle Bancorp Montana Inc	8,335	143,945
Eagle Financial Services Inc	4,972	188,091
Eastern Bankshares Inc	225,511	4,093,025
ECB Bancorp Inc/MD (b)	8,087	128,341
Enterprise Financial Services Corp	41,911	2,430,000
Equity Bancshares Inc Class A	15,971	650,020
Farmers & Merchants Bancorp Inc/Archbold OH	14,793	369,973
Farmers National Banc Corp	42,532	612,886
FB Bancorp Inc	19,274	231,673
FB Financial Corp	47,390	2,641,519
Fidelity D&D Bancorp Inc	5,660	248,078
Financial Institutions Inc	22,812	620,486
Finward Bancorp	3,935	126,274
Finwise Bancorp (b)	3,960	76,783
First Bancorp Inc/The	12,767	335,261
First Bancorp/Southern Pines NC	46,208	2,443,941
First Bank/Hamilton NJ	24,071	392,117
First Busey Corp	98,470	2,279,581
First Business Financial Services Inc	8,544	437,965
First Capital Inc	3,832	175,506
First Commonwealth Financial Corp	119,982	2,045,693
First Community Bankshares Inc	18,173	632,420
First Community Corp/SC	6,180	174,400
First Financial Bancorp	109,758	2,771,390
First Financial Corp	11,347	640,425
First Foundation Inc (b)	71,880	400,372
First Internet Bancorp	4,637	104,007
First Interstate BancSystem Inc Class A	103,579	3,301,063
First Merchants Corp	63,677	2,400,623
First Mid Bancshares Inc	24,868	942,000
First National Corp/VA	8,297	188,176
First Savings Financial Group Inc	6,268	197,003
First United Corp	6,734	247,609
First Western Financial Inc (b)	5,961	137,252
Firstsun Capital Bancorp (b)	14,344	556,404
Five Star Bancorp	6,409	206,370
Flagstar Financial Inc	348,404	4,024,066
Flushing Financial Corp	37,616	519,477
Franklin Financial Services Corp	4,732	217,672
FS Bancorp Inc	7,559	301,755
Fulton Financial Corp	209,809	3,908,742
FVCBankcorp Inc	17,385	225,483
GBank Financial Holdings Inc (b)(c)	9,693	380,644
German American Bancorp Inc	41,609	1,633,985
Glacier Bancorp Inc	109,183	5,313,937
Great Southern Bancorp Inc	9,688	593,390
Greene County Bancorp Inc	3,301	74,602
Guaranty Bancshares Inc/TX	9,300	453,375
Hancock Whitney Corp	98,668	6,177,603
Hanmi Financial Corp	34,633	855,089
Hanover Bancorp Inc	4,715	105,851
Harborone Northeast Bancorp Inc	43,573	592,593
Hawthorn Bancshares Inc	6,741	209,241
HBT Financial Inc	13,109	330,347
Heritage Commerce Corp	70,429	699,360
Heritage Financial Corp Wash	39,303	950,740
Hilltop Holdings Inc	51,127	1,708,664
Hingham Institution For Savings The (c)	1,747	460,824
Home Bancorp Inc	7,740	420,476
Home BancShares Inc/AR	215,804	6,107,253
HomeTrust Bancshares Inc	18,051	739,008
Hope Bancorp Inc	136,863	1,474,015
Horizon Bancorp Inc/IN	49,860	798,259
Independent Bank Corp	56,022	3,875,042
Independent Bank Corp/MI	23,015	712,890
International Bancshares Corp	55,780	3,834,875
Investar Holding Corp	10,450	242,545
John Marshall Bancorp Inc	14,345	284,318
Kearny Financial Corp/MD	67,910	446,169
Lakeland Financial Corp	12,978	833,188
Landmark Bancorp Inc/Manhattan KS	5,392	143,912
LCNB Corp	16,370	245,386
LINKBANCORP Inc	23,309	166,193
Live Oak Bancshares Inc	22,868	805,411
MainStreet Bancshares Inc	7,570	157,683
Mechanics Bancorp Class A (b)	20,959	278,964
Mercantile Bank Corp	18,230	820,350
Meridian Corp	8,455	133,504
Metrocity Bankshares Inc	9,052	250,650
Metropolitan Bank Holding Corp	7,898	590,928
Mid Penn Bancorp Inc	22,458	643,197
Middlefield Banc Corp	8,565	257,036
Midland States Bancorp Inc	24,583	421,353
MidWestOne Financial Group Inc	18,858	533,493
MVB Financial Corp	13,146	329,439
National Bank Holdings Corp Class A	43,793	1,692,162
National Bankshares Inc VA	7,374	217,091
NB Bancorp Inc	39,570	698,411
Nbt Bancorp Inc	55,161	2,303,523
Nicolet Bankshares Inc	10,961	1,474,255
Northeast Bank	3,509	351,461
Northeast Community Bancorp Inc	14,539	299,067
Northfield Bancorp Inc	37,865	446,807
Northpointe Bancshares Inc	11,789	201,356
Northrim BanCorp Inc	11,888	257,494
Northwest Bancshares Inc	169,148	2,095,744
Norwood Financial Corp	10,120	257,250
Oak Valley Bancorp	7,998	225,304
OceanFirst Financial Corp	66,318	1,165,207
Ohio Valley Banc Corp	4,469	165,264
Old National Bancorp/IN	354,582	7,783,075
Old Second Bancorp Inc	56,775	981,356
OP Bancorp	12,433	173,067
Orange County Bancorp Inc	9,635	242,898
Origin Bancorp Inc	31,913	1,101,637
Orrstown Financial Services Inc	21,490	730,230
Park National Corp	17,030	2,767,886
Parke Bancorp Inc	11,564	249,204
PCB Bancorp	11,249	236,229
Peapack-Gladstone Financial Corp	10,481	289,276
Peoples Bancorp Inc/OH	40,628	1,218,434
Peoples Bancorp of North Carolina Inc	4,810	147,475
Peoples Financial Services Corp	9,847	478,663
Pioneer Bancorp Inc/NY (b)	12,091	157,908
Plumas Bancorp	7,088	305,776
Ponce Financial Group Inc (b)	21,255	312,449
Preferred Bank/Los Angeles CA	13,457	1,216,378
Primis Financial Corp	26,265	276,045
Princeton Bancorp Inc	5,488	174,738
Provident Bancorp Inc (b)	17,097	214,225
Provident Financial Services Inc	124,334	2,397,160
QCR Holdings Inc	18,782	1,420,670
RBB Bancorp	19,529	366,364
Red River Bancshares Inc	5,292	343,027
Renasant Corp	108,019	3,984,821
Republic Bancorp Inc/KY Class A	9,547	689,771
Rhinebeck Bancorp Inc (b)	4,405	50,040
Richmond Mutual BanCorp Inc	9,320	132,437
Riverview Bancorp Inc	22,618	121,459
S&T Bancorp Inc	44,235	1,662,794
SB Financial Group Inc	6,826	131,674
Seacoast Banking Corp of Florida	97,454	2,965,525
Shore Bancshares Inc	29,937	491,266
Sierra Bancorp	14,338	414,512
Simmons First National Corp Class A	163,259	3,129,675
SmartFinancial Inc	13,322	475,995
Sound Financial Bancorp Inc	2,411	111,050
South Plains Financial Inc	14,728	569,237
Southern First Bancshares Inc (b)	8,791	387,859
Southern Missouri Bancorp Inc	10,084	530,015
Southside Bancshares Inc	33,883	957,195
SR Bancorp Inc	8,294	125,156
Stellar Bancorp Inc	53,631	1,627,165
Stock Yards Bancorp Inc	1,649	115,414
Texas Capital Bancshares Inc (b)	44,820	3,788,635
Third Coast Bancshares Inc (b)	14,491	550,223
Timberland Bancorp Inc/WA	8,584	285,676
Tompkins Financial Corp	15,472	1,024,401
Towne Bank/Portsmouth VA	84,233	2,911,935
TriCo Bancshares	34,784	1,544,757
Triumph Financial Inc (b)(c)	14,205	710,818
TrustCo Bank Corp NY	21,455	778,817
Trustmark Corp	64,722	2,562,991
UMB Financial Corp	76,071	9,003,003
Union Bankshares Inc/Morrisville VT (c)	373	9,234
United Bankshares Inc/WV	162,754	6,056,076
United Community Bank/SC	140,504	4,404,800
United Security Bancshares/Fresno CA	16,254	151,650
Unity Bancorp Inc	4,256	207,991
Univest Financial Corp	33,093	993,452
USCB Financial Holdings Inc	7,704	134,435
Valley National Bancorp	420,978	4,462,367
Veritex Holdings Inc	60,953	2,043,754
Virginia National Bankshares Corp	5,691	220,868
WaFd Inc	90,838	2,751,483
Washington Trust Bancorp Inc	22,572	652,331
WesBanco Inc	103,172	3,294,282
West BanCorp Inc	15,462	314,188
Westamerica BanCorp	28,577	1,428,564
Western New England Bancorp Inc	20,328	244,139
WSFS Financial Corp	64,034	3,453,354
		272,362,642
Capital Markets - 0.5%
AlTi Global Inc Class A (b)	48,802	173,735
Artisan Partners Asset Management Inc Class A	32,730	1,420,482
Bakkt Holdings Inc Class A (b)	9,911	333,505
Cohen & Steers Inc	2,917	191,384
Diamond Hill Investment Group Inc	2,460	344,425
DigitalBridge Group Inc Class A	196,439	2,298,337
Donnelley Financial Solutions Inc (b)	8,342	429,029
Forge Global Holdings Inc Class A (b)	11,435	193,252
GCM Grosvenor Inc Class A	4,272	51,563
MarketWise Inc Class A	2,553	42,201
Open Lending Corp (b)	118,023	249,029
Siebert Financial Corp (b)	14,769	43,125
Silvercrest Asset Management Group Inc Class A	8,958	141,089
Value Line Inc	140	5,471
Virtus Invt Partners Inc	7,546	1,433,966
Westwood Holdings Group Inc	8,580	141,484
		7,492,077
Consumer Finance - 0.9%
Atlanticus Holdings Corp (b)	5,631	329,864
Bread Financial Holdings Inc	53,611	2,989,885
Consumer Portfolio Services Inc (b)(c)	10,554	79,683
Encore Capital Group Inc (b)	26,005	1,085,449
Green Dot Corp Class A (b)	61,469	825,529
Jefferson Capital Inc	8,873	153,148
LendingClub Corp (b)	130,178	1,977,404
Lendingtree Inc (b)	732	47,382
Medallion Financial Corp	19,592	197,879
Navient Corp	79,642	1,047,292
Nelnet Inc Class A	14,695	1,842,459
Oportun Financial Corp (b)	44,132	272,294
PRA Group Inc (b)	45,088	696,159
PROG Holdings Inc	45,334	1,467,008
Regional Management Corp	8,981	349,900
Vroom Inc	1,060	28,652
World Acceptance Corp (b)	2,956	499,978
		13,889,965
Financial Services - 3.0%
Acacia Research Corp (b)	38,873	126,337
Alerus Financial Corp	27,040	598,666
Better Home & Finance Holding Co Class A (b)(c)	5,896	331,001
Burford Capital Ltd (United States)	84,127	1,006,159
Cannae Holdings Inc	66,048	1,209,339
Cass Information Systems Inc	1,813	71,304
Compass Diversified Holdings	80,202	530,937
Enact Holdings Inc	33,229	1,274,000
Essent Group Ltd	111,894	7,111,983
Federal Agricultural Mortgage Corp Class C	919	154,374
Finance of America Cos Inc Class A (b)	4,985	111,814
Flywire Corp (b)	13,132	177,807
HA Sustainable Infrastructure Capital Inc	138,134	4,240,714
Jackson Financial Inc	82,286	8,329,812
loanDepot Inc Class A (b)(c)	94,620	290,483
Marqeta Inc Class A (b)	238,384	1,258,668
Merchants Bancorp/IN	29,832	948,658
NewtekOne Inc	29,217	334,535
NMI Holdings Inc (b)	89,632	3,436,491
Onity Group Inc (b)	7,348	293,626
Paysafe Ltd (b)	36,980	477,782
PennyMac Financial Services Inc	33,574	4,159,147
Radian Group Inc	155,752	5,641,337
Repay Holdings Corp Class A (b)	89,549	468,341
Security National Financial Corp Class A	17,325	150,208
Sezzle Inc (b)(c)	1,579	125,578
SWK Holdings Corp	3,314	48,218
Velocity Financial Inc (b)	10,149	184,103
Walker & Dunlop Inc	37,995	3,177,142
Waterstone Financial Inc	17,874	278,834
		46,547,398
Insurance - 1.8%
Abacus Global Management Inc Class A (b)	32,141	184,168
Ambac Financial Group Inc/Old (b)	49,427	412,221
American Coastal Insurance Corp	13,069	148,856
American Integrity Insurance Group Inc	5,603	125,003
Amerisafe Inc	10,575	463,608
Ategrity Specialty Holdings LLC	4,324	85,485
Citizens Inc/TX Class A (b)	51,789	271,892
CNO Financial Group Inc	110,315	4,362,958
Donegal Group Inc Class A	19,289	374,014
eHealth Inc (b)	33,389	143,907
Employers Holdings Inc	27,948	1,187,231
F&G Annuities & Life Inc	22,913	716,490
Genworth Financial Inc Class A (b)	471,661	4,197,783
GoHealth Inc Class A (b)	6,529	31,470
Goosehead Insurance Inc Class A	5,749	427,841
Greenlight Capital Re Ltd Class A (b)	29,413	373,545
Heritage Insurance Holdings Inc (b)	5,818	146,497
Hippo Holdings Inc (b)	9,362	338,530
Horace Mann Educators Corp	46,721	2,110,388
Investors Title Co	1,319	353,268
James River Group Holdings Ltd	42,077	233,527
Kingstone Cos Inc	686	10,083
MBIA Inc (b)	51,694	385,120
Mercury General Corp	30,873	2,617,413
NI Holdings Inc (b)	7,183	97,401
ProAssurance Corp (b)	57,636	1,382,688
Safety Insurance Group Inc	17,177	1,214,242
Selective Insurance Group Inc	8,357	677,502
Selectquote Inc (b)	44,004	86,248
Slide Insurance Holdings Inc (b)	18,982	299,631
Stewart Information Services Corp	31,970	2,344,040
Tiptree Inc Class A	19,286	369,713
United Fire Group Inc	23,776	723,266
Universal Insurance Holdings Inc	22,709	597,247
		27,493,276
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
ACRES Commercial Realty Corp (b)	6,419	135,826
Adamas Trust Inc	98,120	683,896
AG Mortgage Investment Trust Inc	32,089	232,324
Angel Oak Mortgage REIT Inc	9,006	84,386
Apollo Commercial Real Estate Finance Inc	80,687	817,359
Arbor Realty Trust Inc (c)	221,265	2,701,646
Ares Commercial Real Estate Corp	62,406	281,451
ARMOUR Residential REIT Inc (c)	129,329	1,932,175
Blackstone Mortgage Trust Inc Class A	186,770	3,438,436
Brightspire Capital Inc Class A	149,288	810,634
Chimera Investment Corp	92,369	1,221,118
Claros Mortgage Trust Inc	104,894	348,248
Dynex Capital Inc	151,134	1,857,437
Ellington Financial Inc	105,897	1,374,543
Franklin BSP Realty Trust Inc	97,087	1,054,365
Invesco Mortgage Capital Inc	79,279	599,349
Kkr Real Estate Finance Trust Inc	66,840	601,560
Ladder Capital Corp Class A	130,996	1,429,166
Lument Finance Trust Inc (c)	58,141	117,445
MFA Financial Inc	122,080	1,121,915
Nexpoint Real Estate Finance Inc	9,697	137,503
Orchid Island Capital Inc	149,782	1,049,972
Pennymac Mortgage Investment Trust	102,337	1,254,652
Ready Capital Corp	193,082	747,227
Redwood Trust Inc	154,097	892,222
Rithm Property Trust Inc	44,382	111,843
Seven Hills Realty Trust	18,042	186,013
Sunrise Realty Trust Inc	12,592	130,831
TPG RE Finance Trust Inc	78,887	675,273
Two Harbors Investment Corp	60,295	595,112
		26,623,927
TOTAL FINANCIALS		394,409,285

Health Care - 8.8%
Biotechnology - 4.2%
4D Molecular Therapeutics Inc (b)	46,271	402,095
89bio Inc (b)	93,953	1,381,109
Abeona Therapeutics Inc (b)	2,639	13,934
Absci Corp (b)(c)	31,098	94,538
Agios Pharmaceuticals Inc (b)	64,940	2,606,692
Akebia Therapeutics Inc (b)	253,400	691,782
Aldeyra Therapeutics Inc (b)	11,814	61,669
Alector Inc (b)	73,267	216,870
Alkermes PLC (b)	46,395	1,391,850
Allogene Therapeutics Inc (b)(c)	177,005	219,486
Anika Therapeutics Inc (b)	14,578	137,033
Annexon Inc (b)	109,448	333,816
Arbutus Biopharma Corp (b)(c)	9,978	45,300
Arcturus Therapeutics Holdings Inc (b)(c)	17,989	331,537
Arcus Biosciences Inc (b)	20,651	280,854
Astria Therapeutics Inc (b)	42,195	307,180
aTyr Pharma Inc (b)(c)	6,317	4,556
Aura Biosciences Inc (b)(c)	33,615	207,741
Avidity Biosciences Inc (b)	9,544	415,832
Bicara Therapeutics Inc (b)	37,045	584,941
Candel Therapeutics Inc (b)(c)	3,971	20,252
Cardiff Oncology Inc (b)(c)	37,650	77,559
Cartesian Therapeutics Inc (b)(c)	10,376	106,043
Cartesian Therapeutics Inc rights (b)(d)	65,209	18,910
Celcuity Inc (b)	1,684	83,190
Celldex Therapeutics Inc (b)	75,084	1,942,423
Chinook Therapeutics Inc rights (b)(d)	488	0
Cidara Therapeutics Inc (b)	17,746	1,699,357
Cogent Biosciences Inc (b)	8,557	122,879
Coherus Oncology Inc (b)(c)	83,068	136,232
Compass Therapeutics Inc (b)	52,480	183,680
Cullinan Therapeutics Inc (b)	59,723	354,157
Cytokinetics Inc (b)	119,150	6,548,484
Day One Biopharmaceuticals Inc (b)	78,566	553,890
Denali Therapeutics Inc (b)	142,890	2,074,763
Design Therapeutics Inc (b)(c)	27,442	206,638
Dianthus Therapeutics Inc (b)	17,223	677,725
Dyne Therapeutics Inc (b)	85,114	1,076,692
Editas Medicine Inc (b)	97,141	337,079
Eledon Pharmaceuticals Inc (b)(c)	59,696	154,613
Emergent BioSolutions Inc (b)	62,079	547,537
Enanta Pharmaceuticals Inc (b)	22,983	275,107
Entrada Therapeutics Inc (b)	32,517	188,599
Erasca Inc (b)	198,109	431,878
Fate Therapeutics Inc (b)	125,340	157,928
Foghorn Therapeutics Inc (b)	11,888	58,132
GRAIL Inc (b)(c)	35,660	2,108,576
Heron Therapeutics Inc (b)(c)	154,011	194,054
Humacyte Inc Class A (b)(c)	109,792	191,038
Ideaya Biosciences Inc (b)	92,079	2,505,470
ImmunityBio Inc (b)(c)	46,187	113,620
Inhibikase Therapeutics Inc (b)	60,651	98,255
Inhibrx Biosciences Inc (b)	10,322	347,645
Intellia Therapeutics Inc (b)(c)	114,176	1,971,820
Iovance Biotherapeutics Inc (b)(c)	301,020	653,213
Ironwood Pharmaceuticals Inc Class A (b)	16,116	21,112
Jade Biosciences Inc	37,373	322,529
Janux Therapeutics Inc (b)	30,711	750,577
Keros Therapeutics Inc (b)	38,801	613,832
Kodiak Sciences Inc (b)	37,411	612,418
Korro Bio Inc (b)	7,630	365,401
Kura Oncology Inc (b)	93,356	826,201
Larimar Therapeutics Inc (b)(c)	53,850	173,936
Lexeo Therapeutics Inc (b)	28,537	189,486
MeiraGTx Holdings plc (b)	12,660	104,192
Metsera Inc (b)	26,938	1,409,666
Monte Rosa Therapeutics Inc (b)(c)	53,945	399,732
Myriad Genetics Inc (b)	104,374	754,624
Neurogene Inc (b)(c)	11,246	194,893
Nkarta Inc (b)	48,129	99,627
Novavax Inc (b)(c)	30,438	263,897
Nurix Therapeutics Inc (b)	86,314	797,541
Olema Pharmaceuticals Inc (b)	68,653	672,113
OmniAb Operations Inc (b)(d)	3,625	1,450
OmniAb Operations Inc (b)(d)	3,625	1,159
ORIC Pharmaceuticals Inc (b)(c)	48,003	576,036
Oruka Therapeutics Inc (b)(c)	31,126	598,553
Palvella Therapeutics Inc (b)	478	29,966
Perspective Therapeutics Inc (b)	69,496	238,371
Praxis Precision Medicines Inc (b)	18,965	1,005,145
Precigen Inc (b)(c)	11,377	37,430
Prime Medicine Inc (b)	86,727	480,468
Protara Therapeutics Inc (b)	36,508	158,810
PTC Therapeutics Inc (b)	16,636	1,020,951
Puma Biotechnology Inc (b)	48,098	255,400
REGENXBIO Inc (b)	53,393	515,242
Relay Therapeutics Inc (b)	152,323	795,126
Replimune Group Inc (b)(c)	78,995	330,989
Rezolute Inc/old (b)	11,786	110,788
Rocket Pharmaceuticals Inc (b)	84,092	274,140
Sana Biotechnology Inc (b)	135,650	481,558
Scholar Rock Holding Corp (b)	7,519	280,008
Solid Biosciences Inc (b)	68,056	419,906
Spyre Therapeutics Inc (b)	18,791	314,937
Syndax Pharmaceuticals Inc (b)	6,571	101,095
Tango Therapeutics Inc (b)(c)	82,262	691,001
Tectonic Therapeutic Inc (b)	10,338	162,203
Tevogen Bio Holdings Inc Class A (b)	13,293	10,439
Tonix Pharmaceuticals Holding Corp (b)(c)	10,086	243,678
Tourmaline Bio Inc (b)	20,072	960,044
Travere Therapeutics Inc (b)	6,421	153,462
TriSalus Life Sciences Inc Class A (b)	15,854	73,721
Tyra Biosciences Inc (b)	27,726	387,887
Upstream Bio Inc (b)	37,766	710,378
UroGen Pharma Ltd (b)(c)	7,540	150,423
Vanda Pharmaceuticals Inc (b)	63,107	314,904
Vaxcyte Inc (b)	131,555	4,738,611
Verastem Inc (b)(c)	22,934	202,507
Vir Biotechnology Inc (b)	102,203	583,579
Viridian Therapeutics Inc (b)	17,096	368,932
Voyager Therapeutics Inc (b)	52,782	246,492
Xencor Inc (b)	80,752	947,221
XOMA Royalty Corp (b)	3,067	118,202
Zenas Biopharma Inc (b)(c)	18,738	415,984
		64,025,226
Health Care Equipment & Supplies - 1.3%
Accuray Inc Del (b)	4,092	6,833
AngioDynamics Inc (b)	34,391	384,147
Artivion Inc (b)	7,991	338,339
Avanos Medical Inc (b)	51,318	593,236
Beta Bionics Inc	5,368	106,662
CapsoVision Inc	1,797	8,697
Carlsmed Inc	2,359	31,587
CONMED Corp	35,980	1,692,139
Embecta Corp	59,407	838,233
Enovis Corp (b)	65,640	1,991,518
ICU Medical Inc (b)	6,922	830,363
Inogen Inc (b)	27,415	223,981
Integra LifeSciences Holdings Corp (b)	76,703	1,099,154
Kestra Medical Technologies Ltd	1,901	45,168
LivaNova PLC (b)	62,549	3,276,317
Lucid Diagnostics Inc (b)(c)	47,126	47,597
Merit Medical Systems Inc (b)	4,629	385,272
Neogen Corp (b)	250,651	1,431,217
Omnicell Inc (b)	53,580	1,631,511
OraSure Technologies Inc (b)	86,103	276,391
Orthofix Medical Inc (b)	44,142	646,239
OrthoPediatrics Corp (b)	14,752	273,355
Outset Medical Inc (b)	11,391	160,841
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	5,972
QuidelOrtho Corp (b)	44,093	1,298,539
Semler Scientific Inc (b)(c)	11,439	343,170
Shoulder Innovations Inc	1,671	20,971
STAAR Surgical Co (b)	8,206	220,495
Stereotaxis Inc (b)	4,228	13,149
Tactile Systems Technology Inc (b)	26,656	368,919
Utah Medical Products Inc	3,493	219,954
Varex Imaging Corp (b)	46,954	582,230
Zimvie Inc (b)	31,525	597,084
		19,989,280
Health Care Providers & Services - 1.3%
AdaptHealth Corp (b)	116,679	1,044,277
Addus HomeCare Corp (b)	10,741	1,267,331
AirSculpt Technologies Inc (b)(c)	4,897	39,274
AMN Healthcare Services Inc (b)	43,904	849,981
Ardent Health Inc (b)	24,862	329,422
Aveanna Healthcare Holdings Inc (b)	13,131	116,472
Brookdale Senior Living Inc (b)	29,290	248,086
Castle Biosciences Inc (b)	32,622	742,803
Community Health Systems Inc (b)	53,821	172,765
Concentra Group Holdings Parent Inc	7,459	156,117
Cross Country Healthcare Inc (b)	35,940	510,348
DocGo Inc Class A (b)	103,343	140,546
Enhabit Inc (b)	56,428	451,988
Fulgent Genetics Inc (b)	23,802	537,925
Innovage Holding Corp (b)	14,218	73,365
LifeStance Health Group Inc (b)	68,017	374,094
National HealthCare Corp	14,632	1,777,934
NeoGenomics Inc (b)	133,788	1,032,843
Omada Health Inc	3,965	87,666
OPKO Health Inc (b)	467,119	724,034
Owens & Minor Inc (b)	86,158	413,558
PACS Group Inc (b)	3,600	49,428
Pediatrix Medical Group Inc (b)	97,957	1,640,780
Performant Healthcare Inc (b)(c)	19,233	148,671
Premier Inc Class A	94,762	2,634,385
RadNet Inc (b)	14,871	1,133,319
SBC Medical Group Holdings Inc (b)	6,891	29,907
Select Medical Holdings Corp	128,904	1,655,127
Sonida Senior Living Inc (b)	1,880	52,114
Surgery Partners Inc (b)	88,885	1,923,472
US Physical Therapy Inc	6,791	576,895
		20,934,927
Health Care Technology - 0.2%
Definitive Healthcare Corp Class A (b)	40,825	165,750
Evolent Health Inc Class A (b)	91,370	772,990
Health Catalyst Inc (b)	77,358	220,470
HealthStream Inc	15,979	451,247
LifeMD Inc (b)	12,716	86,341
Teladoc Health Inc (b)	162,534	1,256,388
Waystar Holding Corp (b)	19,162	726,623
		3,679,809
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	91,057	1,064,456
Alpha Teknova Inc (b)(c)	598	3,702
Atlantic International Corp (b)	6,465	19,718
Azenta Inc (b)	46,861	1,345,848
Codexis Inc (b)	16,561	40,409
CryoPort Inc (b)	43,520	412,570
Cytek Biosciences Inc (b)	134,411	466,406
Fortrea Holdings Inc (b)	104,691	881,498
Ginkgo Bioworks Holdings Inc Class A (b)	41,925	611,267
Lifecore Biomedical Inc (b)	7,940	58,438
Maravai LifeSciences Holdings Inc Class A (b)	124,763	358,070
MaxCyte Inc (b)	115,352	182,256
OmniAb Inc (b)(c)	91,814	146,902
Pacific Biosciences of California Inc (b)	316,667	405,334
Personalis Inc (b)(c)	57,391	374,189
Quanterix Corp (b)	42,770	232,241
Quantum-Si Inc Class A (b)	178,967	252,343
Standard BioTools Inc (b)	344,972	448,464
		7,304,111
Pharmaceuticals - 1.3%
Aardvark Therapeutics Inc	2,998	39,843
Aclaris Therapeutics Inc (b)	99,090	188,271
Alumis Inc (b)	64,020	255,440
Amneal Intermediate Inc Class A (b)	21,031	210,520
Amphastar Pharmaceuticals Inc (b)	39,645	1,056,539
Amylyx Pharmaceuticals Inc (b)	17,824	242,228
Aquestive Therapeutics Inc (b)	65,652	366,995
Arvinas Inc (b)	68,305	581,959
Atea Pharmaceuticals Inc (b)	87,094	252,573
BioAge Labs Inc (b)	27,298	160,512
Biote Corp Class A (b)	22,571	67,713
Esperion Therapeutics Inc (b)	151,337	401,043
EyePoint Pharmaceuticals Inc (b)	67,246	957,583
Fulcrum Therapeutics Inc (b)	45,502	418,618
Innoviva Inc (b)	8,522	155,527
Ligand Pharmaceuticals Inc (b)	19,358	3,429,076
Maze Therapeutics Inc	20,996	544,426
MBX Biosciences Inc (b)	17,575	307,563
Mind Medicine MindMed Inc (b)	59,427	700,644
Novartis AG rights (b)(d)	31,059	0
Nuvation Bio Inc Class A (b)	263,474	974,854
Omeros Corp (b)(c)	7,717	31,640
Pacira BioSciences Inc (b)	48,031	1,237,759
Phathom Pharmaceuticals Inc (b)	35,393	416,576
Prestige Consumer Healthcare Inc (b)	46,433	2,897,419
Rapport Therapeutics Inc (b)	20,192	599,702
Septerna Inc	24,617	463,046
SIGA Technologies Inc	9,382	85,845
Supernus Pharmaceuticals Inc (b)	56,716	2,710,458
Supernus Pharmaceuticals Inc rights (b)(d)	332	59
Terns Pharmaceuticals Inc (b)	82,853	622,226
Theravance Biopharma Inc (b)	8,421	122,947
Third Harmonic Bio Inc (b)(d)	28,845	0
Tvardi Therapeutics Inc (b)(c)	4,763	185,614
WaVe Life Sciences Ltd (b)	14,802	108,351
		20,793,569
TOTAL HEALTH CARE		136,726,922

Industrials - 12.7%
Aerospace & Defense - 0.8%
AAR Corp (b)	30,727	2,755,290
AerSale Corp (b)	36,928	302,440
AIRO Group Holdings Inc	2,306	44,275
Astronics Corp (b)	2,993	136,511
Ducommun Inc (b)	15,753	1,514,336
Intuitive Machines Inc Class A (b)(c)	118,016	1,241,528
Mercury Systems Inc (b)	45,975	3,558,465
National Presto Industries Inc	5,961	668,526
Park Aerospace Corp	10,141	206,268
Satellogic Inc Class A (b)	15,823	51,899
V2X Inc (b)	20,495	1,190,555
Voyager Technologies Inc Class A	4,515	134,457
VSE Corp	3,204	532,633
		12,337,183
Air Freight & Logistics - 0.2%
Arrive AI Inc	3,732	13,584
Forward Air Corp Class A (b)	15,109	387,395
Hub Group Inc Class A	68,873	2,371,986
Radiant Logistics Inc (b)	37,453	220,973
		2,993,938
Building Products - 1.4%
American Woodmark Corp (b)	16,478	1,100,071
Apogee Enterprises Inc	24,352	1,061,017
Gibraltar Industries Inc (b)	34,245	2,150,586
Insteel Industries Inc	9,520	364,996
Janus International Group Inc (b)	97,471	962,039
JELD-WEN Holding Inc (b)	97,159	477,051
Masterbrand Inc (b)	146,116	1,924,348
Quanex Building Products Corp	52,870	751,811
Resideo Technologies Inc (b)	158,183	6,830,342
UFP Industries Inc	65,797	6,151,362
		21,773,623
Commercial Services & Supplies - 1.7%
ABM Industries Inc	71,061	3,277,333
ACCO Brands Corp	102,453	408,787
Acme United Corp	3,774	155,413
BrightView Holdings Inc (b)	81,789	1,095,973
CompX International Inc Class A	790	18,485
CoreCivic Inc (b)	104,311	2,122,729
Deluxe Corp	50,932	986,044
Ennis Inc	29,481	538,913
Enviri Corp (b)	86,368	1,096,010
Healthcare Services Group Inc (b)	45,778	770,444
HNI Corp	22,039	1,032,527
Interface Inc	58,504	1,693,106
MillerKnoll Inc	77,867	1,381,361
Mobile Infrastructure Corp Class A (b)	15,667	55,148
Montrose Environmental Group Inc (b)	36,647	1,006,327
NL Industries Inc	10,583	65,085
OPENLANE Inc (b)	121,528	3,497,576
Perma-Fix Environmental Services Inc (b)(c)	16,705	168,721
Pitney Bowes Inc (c)	125,186	1,428,372
Quad/Graphics Inc Class A	9,409	58,900
Steelcase Inc Class A	96,005	1,651,286
UniFirst Corp/MA	17,282	2,889,378
Vestis Corp	131,761	596,877
Virco Mfg. Corp	12,319	95,472
		26,090,267
Construction & Engineering - 1.3%
Ameresco Inc Class A (b)	36,815	1,236,248
Arcosa Inc	40,079	3,755,803
Bowman Consulting Group Ltd (b)	780	33,041
Concrete Pumping Holdings Inc	23,541	165,964
Fluor Corp (b)	188,342	7,923,548
Granite Construction Inc	6,862	752,418
Great Lakes Dredge & Dock Corp (b)	75,780	908,602
Matrix Service Co (b)	23,146	302,750
NWPX Infrastructure Inc (b)	11,152	590,275
Orion Group Holdings Inc (b)	34,718	288,854
Primoris Services Corp	3,887	533,802
Southland Holdings Inc (b)	13,528	58,035
Tutor Perini Corp (b)	51,043	3,347,910
		19,897,250
Electrical Equipment - 1.4%
Allient Inc	15,291	684,272
Array Technologies Inc (b)(c)	136,379	1,111,489
Atkore Inc	38,814	2,435,190
Complete Solaria Inc Class A (b)(c)	52,758	92,854
EnerSys	41,693	4,709,641
Fluence Energy Inc Class A (b)(c)	16,906	182,585
Hyliion Holdings Corp Class A (b)	143,772	283,231
LSI Industries Inc	7,093	167,466
NANO Nuclear Energy Inc (b)(c)	2,133	82,248
Net Power Inc Class A (b)(c)	40,020	120,460
NEXTracker Inc Class A (b)	33,534	2,481,181
Plug Power Inc (b)(c)	1,254,264	2,922,435
Power Solutions International Inc (b)	599	58,834
Preformed Line Products Co	2,577	505,479
Shoals Technologies Group Inc (b)	161,832	1,199,175
Sunrun Inc (b)	240,594	4,159,870
Thermon Group Holdings Inc (b)	33,015	882,161
		22,078,571
Ground Transportation - 0.5%
ArcBest Corp	26,279	1,836,114
Covenant Logistics Group Inc Class A	14,458	313,160
Heartland Express Inc	51,242	429,408
Marten Transport Ltd	67,309	717,514
PAMT CORP (b)	7,112	81,077
Proficient Auto Logistics Inc (b)	27,399	188,779
RXO Inc (b)	175,631	2,701,205
Universal Logistics Holdings Inc	7,779	182,340
Werner Enterprises Inc	56,476	1,486,448
		7,936,045
Machinery - 2.5%
3D Systems Corp (b)	150,669	436,940
AirJoule Technologies Corp Class A (b)	27,544	129,181
Alamo Group Inc	8,233	1,571,680
Albany International Corp Class A	24,245	1,292,259
Astec Industries Inc	26,192	1,260,621
Atmus Filtration Technologies Inc	8,998	405,720
Columbus McKinnon Corp/NY	33,046	473,880
Douglas Dynamics Inc	3,741	116,943
Eastern Co/The	6,852	160,748
Enpro Inc	21,137	4,776,962
Gencor Industries Inc (b)	12,132	177,491
Greenbrier Cos Inc/The	34,900	1,611,333
Helios Technologies Inc	38,106	1,986,466
Hillenbrand Inc	81,108	2,193,160
Hillman Solutions Corp Class A (b)	227,485	2,088,312
Hyster-Yale Inc Class A	13,846	510,364
JBT Marel Corp	31,027	4,357,742
Kennametal Inc	88,078	1,843,473
L B Foster Co Class A (b)	11,481	309,413
Manitowoc Co Inc/The (b)	39,244	392,832
Mayville Engineering Co Inc (b)	14,914	205,217
Microvast Holdings Inc (b)	82,384	317,178
Miller Industries Inc/TN	12,818	518,104
Palladyne AI Corp Class A (b)(c)	27,359	235,014
Park-Ohio Holdings Corp	11,326	240,564
Proto Labs Inc (b)	27,096	1,355,613
Standex International Corp	2,543	538,862
Tennant CO	21,688	1,758,029
Terex Corp	74,147	3,803,741
Titan International Inc (b)	55,493	419,527
Trinity Industries Inc	50,205	1,407,748
Wabash National Corp	47,982	473,582
Worthington Enterprises Inc	24,489	1,358,895
		38,727,594
Marine Transportation - 0.3%
Genco Shipping & Trading Ltd	39,434	701,925
Matson Inc	37,310	3,678,393
Pangaea Logistics Solutions Ltd	34,529	175,407
		4,555,725
Passenger Airlines - 0.5%
Allegiant Travel Co (b)(c)	13,599	826,411
flyExclusive Inc Class A (b)	4,684	23,139
Frontier Group Holdings Inc (b)(c)	31,102	137,315
JetBlue Airways Corp (b)	379,011	1,864,734
SkyWest Inc (b)	46,381	4,666,857
Strata Critical Medical Inc (b)	75,013	379,566
Sun Country Airlines Holdings Inc (b)	25,210	297,730
		8,195,752
Professional Services - 0.8%
Acuren Corp	150,006	1,996,580
Alight Inc Class A	496,687	1,619,200
Asure Software Inc (b)	29,096	238,587
Conduent Inc (b)	171,938	481,426
CSG Systems International Inc	3,323	213,935
First Advantage Corp (b)	28,810	443,386
Forrester Research Inc (b)	13,144	139,326
Franklin Covey Co (b)	1,658	32,181
Heidrick & Struggles International Inc	23,362	1,162,727
HireQuest Inc	5,883	56,593
ICF International Inc	21,160	1,963,648
Kelly Services Inc Class A	35,439	464,960
Kforce Inc	3,825	114,674
Korn Ferry	32,322	2,261,894
Mistras Group Inc (b)	18,496	182,001
Resolute Holdings Management Inc (c)	2,992	215,873
Resources Connection Inc	38,873	196,309
Skillsoft Corp Class A (b)	4,948	64,423
TrueBlue Inc (b)	32,489	199,158
TTEC Holdings Inc (b)	23,097	77,606
Willdan Group Inc (b)	5,044	487,704
		12,612,191
Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc Class A	19,173	138,813
BlueLinx Holdings Inc (b)	8,790	642,373
Boise Cascade Co	43,477	3,361,642
Custom Truck One Source Inc Class A (b)(c)	68,511	439,841
Distribution Solutions Group Inc (b)	766	23,040
DNOW Inc (b)	119,445	1,821,536
EVI Industries Inc	5,859	185,203
GATX Corp	37,914	6,627,367
Hudson Technologies Inc (b)	44,114	438,052
McGrath RentCorp	6,765	793,535
Mrc Global Inc (b)	95,985	1,384,104
NPK International Inc (b)	89,426	1,011,408
Rush Enterprises Inc Class A	29,013	1,551,325
Rush Enterprises Inc Class B	7,838	450,058
Titan Machinery Inc (b)	23,446	392,486
Transcat Inc (b)	5,206	381,079
Willis Lease Finance Corp	2,934	402,222
		20,044,084
TOTAL INDUSTRIALS		197,242,223

Information Technology - 7.7%
Communications Equipment - 0.8%
Applied Optoelectronics Inc (b)(c)	12,733	330,167
Aviat Networks Inc (b)	13,286	304,648
Clearfield Inc (b)	7,490	257,506
CommScope Holding Co Inc (b)	93,892	1,453,448
Digi International Inc (b)	41,713	1,520,856
Harmonic Inc (b)	96,490	982,268
Inseego Corp (b)(c)	11,559	173,038
Netgear Inc (b)	31,664	1,025,597
NetScout Systems Inc (b)	80,033	2,067,252
Ribbon Communications Inc (b)	105,484	400,839
Viasat Inc (b)	135,225	3,962,093
		12,477,712
Electronic Equipment, Instruments & Components - 2.4%
908 Devices Inc (b)	7,765	68,021
Bel Fuse Inc Class A	2,070	240,844
Bel Fuse Inc Class B	11,739	1,655,434
Benchmark Electronics Inc	41,203	1,588,376
CTS Corp	28,590	1,141,885
Daktronics Inc (b)	36,416	761,823
ePlus Inc	30,346	2,154,869
Insight Enterprises Inc (b)	21,921	2,486,061
Itron Inc (b)	26,810	3,339,454
Kimball Electronics Inc (b)	27,635	825,181
Knowles Corp (b)	91,198	2,125,825
Methode Electronics Inc	38,708	292,245
MicroVision Inc (b)(c)	104,486	129,563
Neonode Inc (b)	1,383	4,826
nLight Inc (b)	51,582	1,528,375
PAR Technology Corp (b)	19,139	757,522
PC Connection Inc	12,683	786,219
Plexus Corp (b)	2,165	313,254
Powerfleet Inc NJ (b)(c)	142,089	744,546
Richardson Electronics Ltd/United States	14,141	138,440
Rogers Corp (b)	21,411	1,722,729
Sanmina Corp (b)	33,087	3,808,645
ScanSource Inc (b)	24,005	1,055,980
TTM Technologies Inc (b)	115,506	6,653,146
Vishay Intertechnology Inc	139,452	2,133,616
Vishay Precision Group Inc (b)	13,697	438,989
Vuzix Corp (b)(c)	4,223	13,217
		36,909,085
IT Services - 0.5%
Applied Digital Corp (b)(c)	59,219	1,358,484
ASGN Inc (b)	49,296	2,334,166
BigBear.ai Holdings Inc (b)	254,429	1,658,877
CSP Inc	1,182	13,651
Fastly Inc Class A (b)	156,726	1,340,007
Grid Dynamics Holdings Inc (b)	14,715	113,453
Hackett Group Inc/The	2,449	46,555
Information Services Group Inc	26,621	153,071
Rackspace Technology Inc (b)	70,076	98,807
Tucows Inc Class A (b)	6,596	122,389
Unisys Corp (b)	14,645	57,116
		7,296,576
Semiconductors & Semiconductor Equipment - 1.5%
ACM Research Inc Class A (b)	57,996	2,269,383
Aehr Test Systems (b)	6,471	194,842
Aeluma Inc (b)	9,909	159,535
Alpha & Omega Semiconductor Ltd (b)	28,711	802,760
Ambiq Micro Inc	1,856	55,531
Axcelis Technologies Inc (b)	34,253	3,344,463
Blaize Holdings Inc Class A (b)(c)	30,056	103,693
CEVA Inc (b)	3,202	84,564
Cohu Inc (b)	52,241	1,062,060
Diodes Inc (b)	52,672	2,802,677
FormFactor Inc (b)	22,499	819,414
Ichor Holdings Ltd (b)	38,942	682,264
MaxLinear Inc Class A (b)	81,250	1,306,500
Navitas Semiconductor Corp Class A (b)(c)	127,718	922,124
Penguin Solutions Inc (b)	59,486	1,563,292
Photronics Inc (b)	66,828	1,533,703
Synaptics Inc (b)	40,106	2,740,844
Ultra Clean Holdings Inc (b)	47,738	1,300,861
Veeco Instruments Inc (b)	65,698	1,999,190
		23,747,700
Software - 2.4%
8x8 Inc (b)	151,757	321,725
A10 Networks Inc	12,060	218,889
Adeia Inc	15,133	254,234
Airship AI Holdings Inc Class A (b)(c)	4,819	24,913
Arteris Inc (b)	29,364	296,576
Bit Digital Inc (b)(c)	364,607	1,093,821
Blackbaud Inc (b)	8,525	548,243
Box Inc Class A (b)	35,607	1,149,038
Cerence Inc (b)(c)	31,933	397,885
Cipher Mining Inc (b)(c)	304,290	3,831,011
Cleanspark Inc (b)(c)	318,596	4,619,642
Consensus Cloud Solutions Inc (b)	22,150	650,546
Core Scientific Inc (b)(c)	54,784	982,825
CS Disco Inc (b)	7,413	47,888
Daily Journal Corp (b)(c)	339	157,682
Digital Turbine Inc (b)	41,720	267,008
Domo Inc Class B (b)	4,909	77,759
eGain Corp (b)	6,672	58,113
Expensify Inc Class A (b)	30,267	55,994
I3 Verticals Inc Class A (b)(c)	24,622	799,230
MARA Holdings Inc (b)(c)	426,624	7,790,154
Mitek Systems Inc (b)	40,399	394,698
N-able Inc/US (b)	82,872	646,402
NCR Voyix Corp (b)	159,661	2,003,746
ON24 Inc (b)(c)	43,125	246,675
OneSpan Inc	36,653	582,416
Porch Group Inc (b)	17,770	298,181
Rimini Street Inc (b)	46,325	216,801
Riot Platforms Inc (b)	400,224	7,616,263
Silvaco Group Inc (b)(c)	9,963	53,900
Telos Corp (b)	61,756	422,411
Terawulf Inc (b)(c)	17,883	204,224
Verint Systems Inc (b)	69,055	1,398,364
Xperi Inc (b)	51,360	332,813
		38,060,070
Technology Hardware, Storage & Peripherals - 0.1%
CompoSecure Inc Class A (b)(c)	5,396	112,345
Corsair Gaming Inc (b)	53,143	474,036
Diebold Nixdorf Inc (b)	1,685	96,096
Eastman Kodak Co (b)(c)	73,216	469,315
Immersion Corp	32,653	239,673
Turtle Beach Corp (b)	5,276	83,887
Xerox Holdings Corp	137,788	518,083
		1,993,435
TOTAL INFORMATION TECHNOLOGY		120,484,578

Materials - 4.5%
Chemicals - 1.6%
AdvanSix Inc	30,638	593,764
American Vanguard Corp (b)	28,782	165,209
Arq Inc (b)	36,048	258,104
Aspen Aerogels Inc (b)(c)	76,694	533,790
Avient Corp	105,700	3,482,815
Cabot Corp	4,158	316,216
Core Molding Technologies Inc (b)	9,610	197,486
Ecovyst Inc (b)	133,519	1,169,626
Flotek Industries Inc (b)	11,597	169,316
HB Fuller Co	62,893	3,728,297
Innospec Inc	27,387	2,113,181
Intrepid Potash Inc (b)	12,249	374,574
Koppers Holdings Inc	22,032	616,896
Kronos Worldwide Inc	25,951	148,959
LSB Industries Inc (b)	60,936	480,176
Mativ Holdings Inc	61,889	699,965
Minerals Technologies Inc	36,288	2,254,211
Perimeter Solutions Inc	159,552	3,572,369
Quaker Chemical Corp	16,080	2,118,540
Rayonier Advanced Materials Inc (b)	73,833	533,074
Stepan Co	24,998	1,192,405
Trinseo PLC	38,310	90,029
Tronox Holdings PLC	138,622	557,260
Valhi Inc	3,087	48,712
		25,414,974
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	121,496	484,769
Greif Inc Class A	29,958	1,790,290
Greif Inc Class B	4,682	288,458
Myers Industries Inc	36,879	624,730
O-I Glass Inc (b)	132,604	1,719,874
Ranpak Holdings Corp Class A (b)	54,058	303,806
TriMas Corp	38,003	1,468,436
		6,680,363
Metals & Mining - 2.4%
Alpha Metallurgical Resources Inc (b)	9,451	1,550,815
American Battery Technology Co (b)(c)	47,758	232,104
Ascent Industries Co (b)	8,232	106,028
Coeur Mining Inc (b)	367,429	6,892,968
Commercial Metals Co	129,971	7,444,740
Compass Minerals International Inc (b)	9,338	179,290
Constellium SE (b)	103,031	1,533,101
Ferroglobe PLC	137,630	626,217
Friedman Industries Inc	7,605	166,511
Hecla Mining Co	525,671	6,360,619
Ivanhoe Electric Inc / US (b)(c)	14,608	183,330
Kaiser Aluminum Corp	8,819	680,474
Materion Corp	19,151	2,313,632
Metallus Inc (b)	41,839	691,599
Olympic Steel Inc	11,213	341,436
Ryerson Holding Corp	31,121	711,426
SunCoke Energy Inc	98,859	806,689
Tredegar Corp (b)	29,568	237,431
Warrior Met Coal Inc (c)	59,891	3,811,463
Worthington Steel Inc	37,644	1,144,001
		36,013,874
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	17,935	372,331
Magnera Corp (b)	38,202	447,727
Sylvamo Corp	28,986	1,281,761
		2,101,819
TOTAL MATERIALS		70,211,030

Real Estate - 9.9%
Diversified REITs - 1.2%
Alexander & Baldwin Inc	85,664	1,558,228
Alpine Income Property Trust Inc	16,259	230,390
American Assets Trust Inc	61,350	1,246,632
Armada Hoffler Properties Inc Class A	96,038	673,226
Broadstone Net Lease Inc Class A	220,528	3,940,836
CTO Realty Growth Inc	36,868	600,948
Essential Properties Realty Trust Inc	228,999	6,815,011
Gladstone Commercial Corp	46,592	574,013
Global Net Lease Inc	233,983	1,902,282
Modiv Industrial Inc Class C	11,574	169,443
NexPoint Diversified Real Estate Trust	43,886	161,939
One Liberty Properties Inc	22,806	504,469
		18,377,417
Health Care REITs - 1.7%
American Healthcare REIT Inc	118,039	4,958,818
CareTrust REIT Inc	220,963	7,662,997
Community Healthcare Trust Inc	33,747	516,329
Diversified Healthcare Trust	251,746	1,110,200
Global Medical REIT Inc	15,429	520,112
LTC Properties Inc	53,231	1,962,095
National Health Investors Inc	41,451	3,295,355
Sabra Health Care REIT Inc	274,656	5,119,588
Sila Realty Trust Inc	65,070	1,633,257
Strawberry Fields REIT Inc	1,355	16,666
Universal Health Realty Income Trust	2,780	108,892
		26,904,309
Hotel & Resort REITs - 0.8%
Apple Hospitality REIT Inc	260,676	3,130,719
Braemar Hotels & Resorts Inc	68,686	187,512
Chatham Lodging Trust	54,435	365,259
DiamondRock Hospitality Co	101,634	809,007
Pebblebrook Hotel Trust	134,595	1,533,037
RLJ Lodging Trust	174,677	1,257,674
Service Properties Trust	177,250	480,348
Summit Hotel Properties Inc	128,085	703,187
Sunstone Hotel Investors Inc	204,745	1,918,461
Xenia Hotels & Resorts Inc	96,963	1,330,332
		11,715,536
Industrial REITs - 0.7%
Industrial Logistics Properties Trust	61,562	358,906
LXP Industrial Trust	338,663	3,034,420
Plymouth Industrial REIT Inc	48,223	1,076,820
Terreno Realty Corp	117,924	6,692,188
		11,162,334
Office REITs - 1.4%
Brandywine Realty Trust	202,840	845,843
City Office Reit Inc	45,977	320,000
COPT Defense Properties	131,448	3,819,879
Douglas Emmett Inc	187,191	2,914,564
Easterly Government Properties Inc	49,147	1,126,941
Empire State Realty Trust Inc Class A	159,109	1,218,775
Franklin Street Properties Corp	89,799	143,678
Hudson Pacific Properties Inc (b)	425,836	1,175,307
JBG SMITH Properties	71,745	1,596,326
NET Lease Office Properties	16,848	499,712
Paramount Group Inc (b)	213,825	1,398,416
Peakstone Realty Trust	43,020	564,422
Piedmont Realty Trust Inc Class A1	143,206	1,288,854
Postal Realty Trust Inc Class A	27,219	427,066
SL Green Realty Corp	82,812	4,952,986
		22,292,769
Real Estate Management & Development - 0.9%
American Realty Investors Inc (b)	1,710	28,608
Anywhere Real Estate Inc (b)	121,185	1,283,349
Cushman & Wakefield PLC (b)	265,500	4,226,760
Douglas Elliman Inc (b)	83,003	237,389
Forestar Group Inc (b)	22,207	590,484
FRP Holdings Inc (b)	12,977	316,120
Kennedy-Wilson Holdings Inc	139,663	1,161,996
Marcus & Millichap Inc	27,443	805,452
Maui Land & Pineapple Co Inc (b)	597	11,128
Newmark Group Inc Class A	178,334	3,325,929
RE/MAX Holdings Inc Class A (b)	20,637	194,607
RMR Group Inc/The Class A	19,884	312,775
Seaport Entertainment Group Inc (b)	8,478	194,316
Stratus Properties Inc (b)	7,780	164,625
Tejon Ranch Co (b)	23,766	379,781
Transcontinental Realty Investors Inc (b)	2,129	98,211
		13,331,530
Residential REITs - 0.6%
Apartment Investment and Management Co Class A	62,986	499,479
BRT Apartments Corp	13,443	210,517
Centerspace	19,820	1,167,398
Clipper Realty Inc	15,304	58,155
Elme Communities	102,155	1,722,333
Independence Realty Trust Inc	271,182	4,444,674
NexPoint Residential Trust Inc	18,165	585,276
Veris Residential Inc	91,006	1,383,291
		10,071,123
Retail REITs - 2.0%
Acadia Realty Trust	152,682	3,076,542
CBL & Associates Properties Inc	5,227	159,842
Curbline Properties Corp	112,231	2,502,751
FrontView REIT Inc	22,895	313,890
Getty Realty Corp	62,767	1,684,039
InvenTrust Properties Corp	89,964	2,574,770
Kite Realty Group Trust	254,715	5,680,146
Macerich Co/The	292,137	5,316,893
NETSTREIT Corp	83,335	1,505,030
Phillips Edison & Co Inc	119,720	4,109,988
Saul Centers Inc	1,866	59,469
SITE Centers Corp	58,438	526,526
Tanger Inc	12,672	428,820
Urban Edge Properties	147,289	3,015,006
Whitestone REIT	53,112	652,215
		31,605,927
Specialized REITs - 0.6%
Farmland Partners Inc	48,531	528,017
Four Corners Property Trust Inc	116,451	2,841,404
Gladstone Land Corp	41,069	376,191
PotlatchDeltic Corp	85,878	3,499,529
Safehold Inc	65,626	1,016,547
Smartstop Self Storage REIT Inc	35,810	1,347,888
		9,609,576
TOTAL REAL ESTATE		155,070,521

Utilities - 5.8%
Electric Utilities - 2.3%
ALLETE Inc	66,954	4,445,746
Genie Energy Ltd Class B	21,981	328,615
Hawaiian Electric Industries Inc (b)	199,995	2,207,945
MGE Energy Inc	20,241	1,703,887
Oklo Inc Class A (b)(c)	95,547	10,665,912
Otter Tail Corp	41,160	3,373,885
Portland General Electric Co	127,117	5,593,148
TXNM Energy Inc	111,241	6,290,679
		34,609,817
Gas Utilities - 1.7%
Chesapeake Utilities Corp	17,420	2,346,300
New Jersey Resources Corp	116,150	5,592,623
Northwest Natural Holding Co	46,754	2,100,657
ONE Gas Inc	68,873	5,574,581
RGC Resources Inc	9,424	211,474
Southwest Gas Holdings Inc	74,327	5,822,777
Spire Inc	67,062	5,466,894
		27,115,306
Independent Power and Renewable Electricity Producers - 0.4%
Hallador Energy Co (b)	2,333	45,657
Montauk Renewables Inc (b)	61,177	122,966
Ormat Technologies Inc	70,005	6,737,981
		6,906,604
Multi-Utilities - 0.9%
Avista Corp	92,751	3,506,915
Black Hills Corp	83,422	5,137,961
Northwestern Energy Group Inc	70,982	4,160,255
Unitil Corp	18,558	888,186
		13,693,317
Water Utilities - 0.5%
American States Water Co	15,500	1,136,460
California Water Service Group	68,894	3,161,546
Consolidated Water Co Ltd	11,919	420,502
Global Water Resources Inc	979	10,084
H2O America	36,864	1,795,277
Middlesex Water Co	17,541	949,319
Pure Cycle Corp (b)	22,118	244,846
York Water Co/The	14,146	430,321
		8,148,355
TOTAL UTILITIES		90,473,399

TOTAL UNITED STATES		1,487,434,850
TOTAL COMMON STOCKS (Cost $1,392,533,327)		1,553,865,944

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $298,525)	4.15	300,000	298,560

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	5,058,434	5,059,446
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	98,254,190	98,264,015
TOTAL MONEY MARKET FUNDS (Cost $103,323,461)			103,323,461

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $1,496,155,313)	1,657,487,965
NET OTHER ASSETS (LIABILITIES) - (6.3)% (f)	(98,943,633)
NET ASSETS - 100.0%	1,558,544,332

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	32	12/19/2025	3,928,800	51,390	51,390

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $924,380 or 0.1% of net assets.

(f)	Includes $181,723 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $298,560.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,639,404.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,473,990	51,757,239	58,171,780	30,080	(3)	-	5,059,446	5,058,434	0.0%
Fidelity Securities Lending Cash Central Fund	43,294,030	186,247,274	131,277,289	306,358	-	-	98,264,015	98,254,190	0.3%
Total	54,768,020	238,004,513	189,449,069	336,438	(3)	-	103,323,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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